34) Insurance technical provisions and pension plans (Details 8) - Non-life - Gross Claims [Member] R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$)
Year claims were notified - Until 2010 [Member]
Amount estimated for the claims:
Estimate of claims on the reporting date (2020)	R$ 2,635,488
Payments of claims	(2,601,000)
Outstanding Claims	34,488
Year claims were notified - Until 2010 [Member] | In the year after notification [Member]
Amount estimated for the claims:
Claims reported by policyholders	2,592,573
Year claims were notified - Until 2010 [Member] | One year after notification [Member]
Amount estimated for the claims:
Claims reported by policyholders	2,562,789
Year claims were notified - Until 2010 [Member] | Two years after notification [Member]
Amount estimated for the claims:
Claims reported by policyholders	2,561,264
Year claims were notified - Until 2010 [Member] | Three years after notification [Member]
Amount estimated for the claims:
Claims reported by policyholders	2,577,663
Year claims were notified - Until 2010 [Member] | Four years after notification [Member]
Amount estimated for the claims:
Claims reported by policyholders	2,595,369
Year claims were notified - Until 2010 [Member] | Five years after notification [Member]
Amount estimated for the claims:
Claims reported by policyholders	2,607,212
Year claims were notified - Until 2010 [Member] | Six years after notification [Member]
Amount estimated for the claims:
Claims reported by policyholders	2,611,105
Year claims were notified - Until 2010 [Member] | Seven years after notification [Member]
Amount estimated for the claims:
Claims reported by policyholders	2,599,521
Year claims were notified - Until 2010 [Member] | Eight years after notification [Member]
Amount estimated for the claims:
Claims reported by policyholders	2,608,176
Year claims were notified - Until 2010 [Member] | Nine years after notification [Member]
Amount estimated for the claims:
Claims reported by policyholders	2,607,504
Year claims were notified - Until 2010 [Member] | Ten years after notification [Member]
Amount estimated for the claims:
Claims reported by policyholders	2,635,488
Year claims were notified - 2011 [Member]
Amount estimated for the claims:
Estimate of claims on the reporting date (2020)	2,848,411
Payments of claims	(2,837,189)
Outstanding Claims	11,222
Year claims were notified - 2011 [Member] | In the year after notification [Member]
Amount estimated for the claims:
Claims reported by policyholders	2,859,480
Year claims were notified - 2011 [Member] | One year after notification [Member]
Amount estimated for the claims:
Claims reported by policyholders	2,824,610
Year claims were notified - 2011 [Member] | Two years after notification [Member]
Amount estimated for the claims:
Claims reported by policyholders	2,809,879
Year claims were notified - 2011 [Member] | Three years after notification [Member]
Amount estimated for the claims:
Claims reported by policyholders	2,812,812
Year claims were notified - 2011 [Member] | Four years after notification [Member]
Amount estimated for the claims:
Claims reported by policyholders	2,811,587
Year claims were notified - 2011 [Member] | Five years after notification [Member]
Amount estimated for the claims:
Claims reported by policyholders	2,840,368
Year claims were notified - 2011 [Member] | Six years after notification [Member]
Amount estimated for the claims:
Claims reported by policyholders	2,837,693
Year claims were notified - 2011 [Member] | Seven years after notification [Member]
Amount estimated for the claims:
Claims reported by policyholders	2,850,912
Year claims were notified - 2011 [Member] | Eight years after notification [Member]
Amount estimated for the claims:
Claims reported by policyholders	2,852,787
Year claims were notified - 2011 [Member] | Nine years after notification [Member]
Amount estimated for the claims:
Claims reported by policyholders	2,848,411
Year claims were notified - 2012 [Member]
Amount estimated for the claims:
Estimate of claims on the reporting date (2020)	3,137,466
Payments of claims	(3,119,145)
Outstanding Claims	18,321
Year claims were notified - 2012 [Member] | In the year after notification [Member]
Amount estimated for the claims:
Claims reported by policyholders	3,348,274
Year claims were notified - 2012 [Member] | One year after notification [Member]
Amount estimated for the claims:
Claims reported by policyholders	3,240,688
Year claims were notified - 2012 [Member] | Two years after notification [Member]
Amount estimated for the claims:
Claims reported by policyholders	3,233,150
Year claims were notified - 2012 [Member] | Three years after notification [Member]
Amount estimated for the claims:
Claims reported by policyholders	3,256,062
Year claims were notified - 2012 [Member] | Four years after notification [Member]
Amount estimated for the claims:
Claims reported by policyholders	3,292,376
Year claims were notified - 2012 [Member] | Five years after notification [Member]
Amount estimated for the claims:
Claims reported by policyholders	3,113,580
Year claims were notified - 2012 [Member] | Six years after notification [Member]
Amount estimated for the claims:
Claims reported by policyholders	3,128,386
Year claims were notified - 2012 [Member] | Seven years after notification [Member]
Amount estimated for the claims:
Claims reported by policyholders	3,133,871
Year claims were notified - 2012 [Member] | Eight years after notification [Member]
Amount estimated for the claims:
Claims reported by policyholders	3,137,466
Year claims were notified - 2013 [Member]
Amount estimated for the claims:
Estimate of claims on the reporting date (2020)	3,064,089
Payments of claims	(3,047,445)
Outstanding Claims	16,644
Year claims were notified - 2013 [Member] | In the year after notification [Member]
Amount estimated for the claims:
Claims reported by policyholders	3,224,788
Year claims were notified - 2013 [Member] | One year after notification [Member]
Amount estimated for the claims:
Claims reported by policyholders	3,041,662
Year claims were notified - 2013 [Member] | Two years after notification [Member]
Amount estimated for the claims:
Claims reported by policyholders	3,009,371
Year claims were notified - 2013 [Member] | Three years after notification [Member]
Amount estimated for the claims:
Claims reported by policyholders	3,044,232
Year claims were notified - 2013 [Member] | Four years after notification [Member]
Amount estimated for the claims:
Claims reported by policyholders	3,034,096
Year claims were notified - 2013 [Member] | Five years after notification [Member]
Amount estimated for the claims:
Claims reported by policyholders	3,049,171
Year claims were notified - 2013 [Member] | Six years after notification [Member]
Amount estimated for the claims:
Claims reported by policyholders	3,058,018
Year claims were notified - 2013 [Member] | Seven years after notification [Member]
Amount estimated for the claims:
Claims reported by policyholders	3,064,089
Year claims were notified - 2014 [Member]
Amount estimated for the claims:
Estimate of claims on the reporting date (2020)	3,690,793
Payments of claims	(3,657,992)
Outstanding Claims	32,801
Year claims were notified - 2014 [Member] | In the year after notification [Member]
Amount estimated for the claims:
Claims reported by policyholders	3,914,716
Year claims were notified - 2014 [Member] | One year after notification [Member]
Amount estimated for the claims:
Claims reported by policyholders	3,652,423
Year claims were notified - 2014 [Member] | Two years after notification [Member]
Amount estimated for the claims:
Claims reported by policyholders	3,666,041
Year claims were notified - 2014 [Member] | Three years after notification [Member]
Amount estimated for the claims:
Claims reported by policyholders	3,654,223
Year claims were notified - 2014 [Member] | Four years after notification [Member]
Amount estimated for the claims:
Claims reported by policyholders	3,669,148
Year claims were notified - 2014 [Member] | Five years after notification [Member]
Amount estimated for the claims:
Claims reported by policyholders	3,679,488
Year claims were notified - 2014 [Member] | Six years after notification [Member]
Amount estimated for the claims:
Claims reported by policyholders	3,690,793
Year claims were notified - 2015 [Member]
Amount estimated for the claims:
Estimate of claims on the reporting date (2020)	4,276,245
Payments of claims	(4,228,044)
Outstanding Claims	48,201
Year claims were notified - 2015 [Member] | In the year after notification [Member]
Amount estimated for the claims:
Claims reported by policyholders	4,428,926
Year claims were notified - 2015 [Member] | One year after notification [Member]
Amount estimated for the claims:
Claims reported by policyholders	4,277,245
Year claims were notified - 2015 [Member] | Two years after notification [Member]
Amount estimated for the claims:
Claims reported by policyholders	4,232,474
Year claims were notified - 2015 [Member] | Three years after notification [Member]
Amount estimated for the claims:
Claims reported by policyholders	4,260,118
Year claims were notified - 2015 [Member] | Four years after notification [Member]
Amount estimated for the claims:
Claims reported by policyholders	4,275,952
Year claims were notified - 2015 [Member] | Five years after notification [Member]
Amount estimated for the claims:
Claims reported by policyholders	4,276,245
Year claims were notified - 2016 [Member]
Amount estimated for the claims:
Estimate of claims on the reporting date (2020)	3,923,772
Payments of claims	(3,875,106)
Outstanding Claims	48,666
Year claims were notified - 2016 [Member] | In the year after notification [Member]
Amount estimated for the claims:
Claims reported by policyholders	4,109,825
Year claims were notified - 2016 [Member] | One year after notification [Member]
Amount estimated for the claims:
Claims reported by policyholders	3,912,436
Year claims were notified - 2016 [Member] | Two years after notification [Member]
Amount estimated for the claims:
Claims reported by policyholders	3,923,389
Year claims were notified - 2016 [Member] | Three years after notification [Member]
Amount estimated for the claims:
Claims reported by policyholders	3,932,335
Year claims were notified - 2016 [Member] | Four years after notification [Member]
Amount estimated for the claims:
Claims reported by policyholders	3,923,772
Year claims were notified - 2017 [Member]
Amount estimated for the claims:
Estimate of claims on the reporting date (2020)	3,733,681
Payments of claims	(3,689,771)
Outstanding Claims	43,910
Year claims were notified - 2017 [Member] | In the year after notification [Member]
Amount estimated for the claims:
Claims reported by policyholders	3,749,457
Year claims were notified - 2017 [Member] | One year after notification [Member]
Amount estimated for the claims:
Claims reported by policyholders	3,740,543
Year claims were notified - 2017 [Member] | Two years after notification [Member]
Amount estimated for the claims:
Claims reported by policyholders	3,754,077
Year claims were notified - 2017 [Member] | Three years after notification [Member]
Amount estimated for the claims:
Claims reported by policyholders	3,733,681
Year claims were notified - 2018 [Member]
Amount estimated for the claims:
Estimate of claims on the reporting date (2020)	3,418,592
Payments of claims	(3,355,539)
Outstanding Claims	63,053
Year claims were notified - 2018 [Member] | In the year after notification [Member]
Amount estimated for the claims:
Claims reported by policyholders	3,448,593
Year claims were notified - 2018 [Member] | One year after notification [Member]
Amount estimated for the claims:
Claims reported by policyholders	3,422,386
Year claims were notified - 2018 [Member] | Two years after notification [Member]
Amount estimated for the claims:
Claims reported by policyholders	3,418,592
Year claims were notified - 2019 [Member]
Amount estimated for the claims:
Estimate of claims on the reporting date (2020)	3,341,699
Payments of claims	(3,237,332)
Outstanding Claims	104,367
Year claims were notified - 2019 [Member] | In the year after notification [Member]
Amount estimated for the claims:
Claims reported by policyholders	3,300,264
Year claims were notified - 2019 [Member] | One year after notification [Member]
Amount estimated for the claims:
Claims reported by policyholders	3,341,699
Year claims were notified - 2020 [Member]
Amount estimated for the claims:
Estimate of claims on the reporting date (2020)	3,082,054
Payments of claims	(2,436,327)
Outstanding Claims	645,727
Year claims were notified - 2020 [Member] | In the year after notification [Member]
Amount estimated for the claims:
Claims reported by policyholders	3,082,054
Year claims were notified - Total [Member]
Amount estimated for the claims:
Estimate of claims on the reporting date (2020)	37,152,290
Payments of claims	(36,084,890)
Outstanding Claims	R$ 1,067,400